Debt securities - Movements in unrealised gains and losses (Details) £ in Millions	6 Months Ended
	Jun. 30, 2018 GBP (£) $ / £	Jun. 30, 2017 $ / £
US dollars
Available-for-sale securities
Average rate | $ / £	1.38	1.26
Jackson (US insurance operations) | US dollars
Available-for-sale securities
Average rate | $ / £	1.38	1.26
Jackson (US insurance operations) | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	£ 35,293
Available-for-sale debt securities at end of period	£ 35,860
Jackson (US insurance operations) | Debt securities | US dollars
Available-for-sale securities
Average rate | $ / £	1.38
Jackson (US insurance operations) | Cost/Gross amount | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	£ 34,088
Available-for-sale debt securities at end of period	36,107
Jackson (US insurance operations) | Unrealised gain (loss) | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	1,205
Foreign exchange translation reflected as part of movement in other comprehensive income	(31)
Changes in unrealised appreciation reflected as part of movement in other comprehensive income	(1,421)
Available-for-sale debt securities at end of period	(247)
Jackson (US insurance operations) | Assets fair valued at below book value | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	6,219
Available-for-sale debt securities at end of period	22,397
Jackson (US insurance operations) | Assets fair valued at below book value | Cost/Gross amount | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	6,325
Available-for-sale debt securities at end of period	23,159
Jackson (US insurance operations) | Assets fair valued at below book value | Unrealised gain (loss) | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	(106)
Foreign exchange translation reflected as part of movement in other comprehensive income	(30)
Changes in unrealised appreciation reflected as part of movement in other comprehensive income	(626)
Available-for-sale debt securities at end of period	(762)
Jackson (US insurance operations) | Assets fair valued at or above book value | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	29,074
Available-for-sale debt securities at end of period	13,463
Jackson (US insurance operations) | Assets fair valued at or above book value | Cost/Gross amount | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	27,763
Available-for-sale debt securities at end of period	12,948
Jackson (US insurance operations) | Assets fair valued at or above book value | Unrealised gain (loss) | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	1,311
Foreign exchange translation reflected as part of movement in other comprehensive income	(1)
Changes in unrealised appreciation reflected as part of movement in other comprehensive income	(795)
Available-for-sale debt securities at end of period	£ 515